Restricted Cash	6 Months Ended
Mar. 31, 2024
Restricted Cash [Abstract]
RESTRICTED CASH

NOTE 3 – RESTRICTED CASH

Restricted cash as of March 31, 2024 and September 30, 2023 consisted of the following:

	March 31,	September 30,
	2024	2023

Pledge of bank deposit	$306,081	$302,906
Restricted cash	$306,081	$302,906

As of March 31, 2024 and September 30, 2023, restricted cash is certain portion of bank deposit used for pledging or guarantee purpose.